Convertible Notes - Schedule of Continuity of the Host Liability and Embedded Derivative Liability (Details) - Convertible Notes [Member] $ in Thousands	12 Months Ended
Mar. 31, 2025 USD ($)
Schedule of Continuity of the Host Liability and Embedded Derivative Liability [Line Items]
Balance at beginning
Issuance	150,000
Allocated transaction costs	(4,935)
Interest accretion	4,708
Changes on fair value valuation	9,908
Balance at ending	159,681
Current liability	2,460
Non-current liability	157,221
Host liability [Member]
Schedule of Continuity of the Host Liability and Embedded Derivative Liability [Line Items]
Balance at beginning
Issuance	110,880
Allocated transaction costs	(4,935)
Interest accretion	4,708
Changes on fair value valuation
Balance at ending	110,653
Current liability	2,460
Non-current liability	108,193
Derivative liability [Member]
Schedule of Continuity of the Host Liability and Embedded Derivative Liability [Line Items]
Balance at beginning
Issuance	39,120
Allocated transaction costs
Interest accretion
Changes on fair value valuation	9,908
Balance at ending	49,028
Current liability
Non-current liability	$ 49,028